Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2023	2022
	€’000	€’000
Cash and cash equivalents	450	5,239
Restricted cash	2,635	2,925
	3,085	8,164